Long-Term Debt, Finance Leases, and Other Borrowings	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Long-Term Debt, Finance Leases, and Other Borrowings
8.	Long-Term Debt, Finance Leases, and Other Borrowings
Long-term debt as of June 30, 2025 and September 30, 2024, consisted of the following (in thousands):

	June 30, 2025	September 30, 2024
Notes payable to secured parties, due in semi-annual installments, interest based on SOFR plus interest spread at 4.75% to 6.25% through 2028, collateralized by the underlying aircraft	$—	$85,469
Notes payable to secured parties, due in quarterly installments, interest based on SOFR plus interest at spread 2.20% to 2.32% for senior note & 4.50% for subordinated note through 2028, collateralized by the underlying aircraft	—	73,884
Revolving credit facility, quarterly interest based on SOFR plus interest spread at 4.50% through 2028	33,018	37,520
Other obligations due to financial institution, monthly and/or quarterly interest due from 2022 through 2031, collateralized by the underlying equipment	—	4,681
Notes payable to the UST, quarterly interest based on SOFR plus interest spread at 3.50% through 2025	80,726	113,656

Gross long-term debt, including current maturities	113,744	315,210
Less unamortized debt issuance costs	—	(2,395)
Less notes payable warrants	(774)	(2,544)

Net long-term debt, including current maturities	112,970	310,271
Less current portion, net of unamortized debt issuance costs	(84,725)	(50,455)

Net long-term debt	$28,245	$259,816

Principal maturities of long-term debt as of June 30, 2025, and for each of the next five years are as follows (in thousands):

Periods Ending September 30,	Total Principal
2025 (remainder of)	$—
2026	86,538
2027	6,190
2028	4,782
2029	16,234

$113,744

The carrying value of collateralized aircraft and equipment as of June 30, 2025 was approximately $
46.7 million.
Enhanced Equipment Trust Certificate (“EETC”)
In December 2015, an Enhanced Equipment Trust Certificate (“EETC”) pass-through trust was created to issue pass-through certificates to obtain financing for new
E-175
aircraft. In connection with the sale of the
E-175
aircraft, United assumed the EETC note with a remaining balance of $
73.4
 million at the time of assumption. As of June 30, 2025, the Company does not have any obligations under the EETC note.
United Revolving Credit Facility
On December 27, 2022, in connection with entering into the Amended and Restated United CPA, (i) United agreed to purchase and assume all of First Citizens’ rights and obligations as a lender under the Existing Facility pursuant to an Assignment and Assumption Agreement, (ii) United and CIT Bank agreed to amend the Existing Facility pursuant to an Amendment No. 1, dated December 27, 2022 (“Amendment No. 1”), and an Amendment No. 2, dated January 27, 2023 (“Amendment No. 2”; the Existing Facility as amended by Amendment No. 1 and Amendment No. 2, the “Amended Facility”), and (iii) Wilmington Trust, National Association agreed to assume all of CIT Bank’s rights and obligations as Administrative Agent pursuant to an Agency Resignation, Appointment and Assumption Agreement, dated as of January 27, 2023. Amendment No. 1, among other things, extends the Maturity Date from the earlier to occur of November 30, 2028, or the date of the termination of the Amended and Restated United CPA; provides for a revolving loan of $10.5 million plus fees and expenses, which is due January 31, 2024, subject to certain mandatory prepayment requirements; provides for Revolving Commitments equal to $30.7 million plus the original principal amount of the $10.5 million revolving loan; amortization of the obligations outstanding under the existing CIT Agreement commencing quarterly until March 31, 2025; and a covenant capping Restricted Payments (as defined in the Amended Facility) at $5.0 million per fiscal year, a consolidated interest and rental coverage ratio of 1.00 to 1.00 covenant, and a Liquidity (as defined in the Amended Facility) requirement of not less than $15.0 million at the close of any business day. Subsequent to June 30, 2024, United agreed to grant the Company a waiver on the $15.0 million minimum liquidity requirement through December 31, 2024. Interest assessed under the Amended Facility is 3.50% for Base Rate Loans and 4.50% for Term SOFR Loans (as such terms are defined in the Amended Facility). Amendment No. 2, among other things, amends the definition of Controlled Account (as defined in the Amended Facility). Amounts borrowed under this Amended Facility are secured by a collateral pool consisting of a combination of expendable parts, rotable parts and engines and a pledge of the Company’s stock in certain aviation companies. United funded $25.5 million as of the closing date of Amendment No. 1, to be used for general corporate purposes.
The United line of credit contains an additional deemed prepayment of $15 million with potential forgiveness upon the achievement of a certain number of block hours as well as maintaining a CCF of at least 99.3% over any rolling four-month period from April 2023 through December 2025. In order to earn forgiveness on the deemed prepayment, we must also have repaid the bridge loan in full. During the three months ended March 31, 2024, the bridge loan was repaid in full, and $
10.5 million of the potential $15 million achieved was recognized as a deemed prepayment. The remaining $4.5 million was recognized as a deemed prepayment during the nine months ended June 30, 2025.
On September 6, 2023, the Company amended the existing United Credit Facility to (i) permit the Company to re-draw
approximately $7.9 million of the Effective Date Bridge Loan (as defined in the United Credit Facility) previously repaid; (ii) increased the amount of Revolving Commitments (as defined in the United Credit Facility) from $30.7 million to $50.7 million, in each case, plus the original principal amount of the Effective Date Bridge Loan and subject to the Borrowing Base (as defined in the United Credit Facility); and (iii) amended the calculation of the Borrowing Base. Amounts borrowed under this facility bear interest at 3.50% for Base Rate Loans and 4.50% per annum for Term SOFR Loans. Amounts borrowed under the Amended Credit Facility are secured by a collateral pool consisting of a combination of expendable parts, rotable parts and engines, a pledge of certain of the Company’s bank accounts and a pledge of the Company’s stock in certain aviation companies.
Loan Agreement with the United States Department of the Treasury
On October 30, 2020, we entered into a loan and guarantee agreement with the U.S. Department of the Treasury (the “U.S. Treasury”) for a secured loan facility of up to $200.0 million that matures in October 2025 (“the Treasury Loan”). During the first quarter of fiscal 2021, we borrowed an aggregate of $195.0 million. No further borrowings are available under the Treasury Loan.
The Treasury Loan bears interest at a variable rate equal to (a)(i) the SOFR rate divided by (ii) one minus the Eurodollar Reserve Percentage plus (b) 3.50
%. Accrued interest on the loans is payable in arrears, or
paid-in-kind
by increasing the principal balance of the loan by such interest payment, on the first business day following the 14 th
day of each March, June, September, and December. As of June 30, 2025, the
all-in
rate was
 8.06%.
All principal amounts outstanding under the Treasury Loan are due and payable in a single installment on October 30, 2025. Commencing in June 2022, we initiated the payment of interest in lieu of increasing the principal amount of the loan. Our obligations under the Treasury Loan are secured by certain aircraft, aircraft engines, accounts receivable, ground service equipment, flight simulators, and tooling (collectively, the “Collateral”). The obligations under the Treasury Loan are guaranteed by the Company and Mesa Air Group Inventory Management. The proceeds were used for general corporate purposes and operating expenses, to the extent permitted by the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). Voluntary prepayments of the Treasury Loan may be made, in whole or in part, without premium or penalty, at any time and from time to time. Amounts prepaid may not be reborrowed. Mandatory prepayments of the Treasury Loan are required, without premium or penalty, to the extent necessary to comply with the covenants discussed below, certain dispositions of the Collateral, certain debt issuances secured by liens on the Collateral, and certain insurance payments related to the Collateral. In addition, if a “change of control” (as defined in the Treasury Loan) occurs with respect to Mesa Airlines, we will be required to repay the loans outstanding under the Treasury Loan.
The Treasury Loan requires us, under certain circumstances, including within 10 business days prior to the last business day of March and September of each year beginning March 2021, to appraise the value of the Collateral and recalculate the collateral coverage ratio. If the calculated collateral coverage ratio is less than 1.55 to 1.0, we are required either to provide additional Collateral (which may include cash collateral) to secure the obligations under the Treasury Loan or repay the term loans under the Treasury Loan, in such amounts that the recalculated collateral coverage ratio, after giving effect to any such additional Collateral or repayment, is at least 1.55 to 1.0. On December 23, 2024, we entered into an agreement with the UST to lower the minimum collateral coverage ratio (“CCR”) covenant to .99 to 1.0 effective as of November 22, 2024 through February 28, 2025. Additionally, on March 18, 2025, we entered into a new CCR Modification Agreement with the UST to lower the minimum CCR covenant to .91 to 1.0 effective as of February 28, 2025, through the maturity date of the loan. As a result of the new CCR modification agreement, we are in compliance with this covenant as of June 30, 2025.
The Treasury Loan contains two financial covenants, a minimum collateral coverage ratio and a minimum liquidity level. The Treasury Loan also contains customary negative and affirmative covenants for credit facilities of this type, including, among others: (a) limitations on dividends and distributions; (b) limitations on the creation of certain liens; (c) restrictions on certain dispositions, investments, and acquisitions; (d) limitations on transactions with affiliates; (e) restrictions on fundamental changes to the business, and (f) restrictions on lobbying activities. Additionally, we are required to comply with the relevant provisions of the CARES Act, including limits on employment level reductions after September 30, 2020, restrictions on dividends and stock buybacks, limitations on executive compensation, and requirements to maintain certain levels of scheduled service.
In connection with the Treasury Loan and as partial compensation to the U.S. Treasury for the provision of financial assistance under the Treasury Loan, we issued to the U.S. Treasury warrants to purchase an aggregate of 4,899,497 shares of our common stock at an exercise price of $3.98 per share, which was the closing price of the common stock on April 9, 2020. The exercise price and number of shares of common stock issuable under the warrants are subject to adjustment as a result of anti-dilution provisions contained in the warrants for certain stock issuances, dividends, and other corporate actions. The warrants expire on the fifth anniversary of the date of issuance and are exercisable either through net share settlement or net cash settlement, at our option. The fair value of the warrants was estimated using a Black-Scholes option pricing model and recorded in stockholders’ equity with an offsetting debt discount to the Treasury Loan in the condensed consolidated balance sheets.

9.	Long-Term Debt, Finance Leases, and Other Borrowings
Long-term debt as of September 30, 2024 and 2023, consisted of the following (in thousands):

	September 30, 2024	September 30, 2023
Senior and subordinated notes payable to secured parties, due in monthly installments, interest based on SOFR plus interest spread at 2.71% through 2027, collateralized by the underlying aircraft	$—	$39,018
Notes payable to secured parties, due in semi-annual installments, interest based on fixed interest of 4.75% to 6.25% through 2028, collateralized by the underlying aircraft	85,469	108,815
Notes payable to secured parties, due in quarterly installments, interest based on SOFR plus interest at spread 2.20% to 2.32% for senior note & 4.50% for subordinated note through 2028, collateralized by the underlying aircraft	73,884	90,401
United Revolving credit facility, quarterly interest based on SOFR plus interest spread at 4.50% through 2028	37,520	40,630
United Bridge Loan—due in quarterly installments based on SOFR plus interest spread at 4.50% through 2024	—	10,500
Other obligations due to financial institution, monthly and/or quarterly interest due from 2022 through 2027, collateralized by the underlying equipment	4,681	67,637
Notes payable to financial institution, due in monthly installments, interest based on SOFR plus interest spread at 3.10% through 2024, collateralized by the underlying equipment	—	1,075

	September 30, 2024	September 30, 2023
Notes payable to financial institution, due in monthly installments, interest based on fixed interest of 7.50%, through 2027, collateralized by the underlying equipment	—	41,098
Notes payable to the UST, quarterly interest based on SOFR plus interest spread at 3.50% through 2025	113,656	139,100

Gross long-term debt, including current maturities	315,210	538,274
Less unamortized debt issuance costs	(2,395)	(5,083)
Less notes payable warrants	(2,544)	(4,913)

Net long-term debt, including current maturities	310,271	528,278

Less current portion, net of unamortized debt issuance costs	(50,455)	(163,550)

Net long-term debt	$259,816	$364,728

Principal maturities of long-term debt as of September 30, 2024, and for each of the next five years are as follows (in thousands):

Periods Ending September 30,	Total Principal
2025	$51,085
2026	166,454
2027	52,552
2028	30,869
2029	14,250

$315,210

The net book value of collateralized aircraft and equipment as of September 30, 2024 was $438.4 million.
Enhanced Equipment Trust Certificate (“EETC”)
In December 2015, an Enhanced Equipment Trust Certificate (“EETC”) pass-through trust was created to issue pass-through certificates to obtain financing for new E-175 aircraft. $23.3 million in principal payments were made during the year, and as of September 30, 2024, Mesa had $85.5 million of equipment notes outstanding issued under the EETC financing included in long-term debt on the consolidated balance sheets. The structure of the EETC financing consists of a pass-through trust created by Mesa to issue pass-through certificates, which represent fractional undivided interests in the pass-through trust and are not obligations of Mesa.
The proceeds of the issuance of the pass-through certificates were used to purchase equipment notes which were issued by Mesa and secured by its aircraft. The payment obligations under the equipment notes are those of Mesa. Proceeds received from the sale of pass-through certificates were initially held by a depositary in escrow for the benefit of the certificate holders until Mesa issued equipment notes to the trust, which purchased such notes with a portion of the escrowed funds.
Mesa evaluated whether the pass-through trust formed for its EETC financing is a variable interest entity (“VIE”) and required to be consolidated. The pass-through trust was determined to be a VIE; however, the Company has determined that it is not the primary beneficiary of the pass-through trust, and therefore, has not consolidated the pass-through trust with its financial statements.

United Revolving Credit Facility
On December 27, 2022, in connection with entering into the Amended and Restated United CPA, (i) United agreed to purchase and assume all of First Citizens’ rights and obligations as a lender under the Existing Facility pursuant to an Assignment and Assumption Agreement, (ii) United and CIT Bank agreed to amend the Existing Facility pursuant to an Amendment No. 1, dated December 27, 2022 (“Amendment No. 1”), and an Amendment No. 2, dated January 27, 2023 (“Amendment No. 2”; the Existing Facility as amended by Amendment No. 1 and Amendment No. 2, the “Amended Facility”), and (iii) Wilmington Trust, National Association agreed to assume all of CIT Bank’s rights and obligations as Administrative Agent pursuant to an Agency Resignation, Appointment and Assumption Agreement, dated as of January 27, 2023. Amendment No. 1, among other things, extends the Maturity Date from the earlier to occur of November 30, 2028, or the date of the termination of the Amended and Restated United CPA; provides for a revolving loan of $10.5 million plus fees and expenses, which is due January 31, 2024, subject to certain mandatory prepayment requirements; provides for Revolving Commitments equal to $30.7 million plus the original principal amount of the $10.5 million revolving loan; amortization of the obligations outstanding under the existing CIT Agreement commencing quarterly until March 31, 2025; and a covenant capping Restricted Payments (as defined in the Amended Facility) at $5.0 million per fiscal year, a consolidated interest and rental coverage ratio of 1.00 to 1.00 covenant, and a Liquidity (as defined in the Amended Facility) requirement of not less than $15.0 million at the close of any business day. Interest assessed under the Amended Facility is 3.50% for Base Rate Loans and 4.50% for Term SOFR Loans (as such terms are defined in the Amended Facility). Amendment No. 2, among other things, amends the definition of Controlled Account (as defined in the Amended Facility). Amounts borrowed under this Amended Facility are secured by a collateral pool consisting of a combination of expendable parts, rotable parts and engines and a pledge of the Company’s stock in certain aviation companies. United funded $25.5 million as of the closing date of Amendment No. 1, to be used for general corporate purposes.
The United line of credit contains an additional deemed prepayment of $15 million with potential forgiveness upon the achievement of a certain number of block hours as well as maintaining a CCF of at least 99.3% over any rolling four-month period from January 2023 through December 2024. In order to earn forgiveness on the deemed prepayment, we must also have repaid the bridge loan in full. During the fiscal year ended September 30, 2024, the bridge loan was repaid in full, and $10.5 million of the potential $15.0 million achieved was recognized as a deemed prepayment and recorded as a gain on debt forgiveness. $4.5 million of the deemed prepayment remained outstanding as of September 30, 2024.
On September 6, 2023, the Company amended the existing United Credit Facility to (i) permit the Company to re-draw approximately $7.9 million of the Effective Date Bridge Loan (as defined in the United Credit Facility) previously repaid; (ii) increased the amount of Revolving Commitments (as defined in the United Credit Facility) from $30.7 million to $50.7 million, in each case, plus the original principal amount of the Effective Date Bridge Loan and subject to the Borrowing Base (as defined in the United Credit Facility); and (iii) amended the calculation of the Borrowing Base. Amounts borrowed under this facility bear interest at 3.50% for Base Rate Loans and 4.50% per annum for Term SOFR Loans. Amounts borrowed under the Amended Credit Facility are secured by a collateral pool consisting of a combination of expendable parts, rotable parts and engines, a pledge of certain of the Company’s bank accounts and a pledge of the Company’s stock in certain aviation companies.
On January 11, 2024 and January 19, 2024, we entered into the January 2024 United CPA Amendments providing for the following:

•
The repayment in full of the Company’s $10.5 million Effective Date Bridge Loan obligations, and the prepayment (and corresponding reduction) of approximately $2.1 million in Revolving Loans (as defined therein), with the proceeds from the sale, assignment, or transfer of the Company’s vested investment in Heart.

•
As a result of the repayment of the Effective Date Bridge Loan and pay down of the Revolving Loans, the shares of capital stock of Archer held by the Company were released as collateral for the United credit facility.

•
The waiver of certain financial covenant defaults with respect to the fiscal quarters ended June 30, 2023, September 30, 2023, and December 31, 2023 and the waiver of projected financial covenant defaults with respect to the fiscal quarter ending March 31, 2024.

•	An increase in the Applicable Margin (as defined in the United credit facility) during a specified period of time for borrowings under the Credit Agreement.

•
Loan prepayment requirements in connection with the sale of four specified aircraft engines and the addition of such engines as collateral for the United credit facility for a specified period of time.

On May 8, 2024, we entered into a Waiver Agreement to our Second Amended and Restated Credit and Guaranty Agreement providing for the waiver of a certain projected financial covenant default with respect to the fiscal quarter ending June 30, 2024.
As of July 16, 2024, the Company was not in compliance with a financial covenant related to a minimum liquidity requirement of $15.0 million of cash and cash equivalents associated with its Second Amended and Restated Credit and Guaranty Agreement with United. On December 23, 2024, the Company entered into a Waiver to Second Amended and Restated Credit and Guaranty Agreement providing for the waiver for the financial covenant default with respect to the period July 1, 2024 to December 23, 2024 and a projected financial covenant default with respect to the period December 24, 2024 to December 31, 2024. As of the issuance of this Form 10-K, we are in compliance with all financial covenants.
Loan Agreement with the United States Department of the Treasury
On October 30, 2020, the Company entered into a Loan and Guarantee Agreement with U.S. Department of the Treasury (the “U.S. Treasury”) for a secured loan facility of up to $200.0 million that matures in October 2025 (“the Treasury Loan”). On October 30, 2020, the Company borrowed $43.0 million and on November 13, 2020, the Company borrowed an additional $152.0 million. No further borrowings are available under the Treasury Loan. The Company also issued warrants to purchase shares of common stock to the U.S. Treasury.
The Treasury Loan bears interest at a variable rate equal to (a)(i) the SOFR rate divided by (ii) one minus the Eurodollar Reserve Percentage plus (b) 3.50%. Accrued interest on the loans is payable in arrears on the first business day following the 14th day of each March, June, September, and December, beginning with December 15, 2020.
All principal amounts outstanding under the Treasury Loan are due and payable in a single installment on October 30, 2025 (the “Maturity Date”). Interest is paid in kind by increasing the principal amount of the loan by the amount of such interest due on an interest payment date for the first 12 months of the loan. Mesa’s obligations under the Treasury Loan are secured by certain aircraft, aircraft engines, accounts receivable, ground service equipment, and tooling (collectively, the “Collateral”). The obligations under the Treasury Loan are guaranteed by the Company and Mesa Air Group Inventory Management. The proceeds were used for general corporate purposes and operating expenses, to the extent permitted by the CARES Act. Voluntary prepayments of loans under the Treasury Loan may be made, in whole or in part, by Mesa Airlines, without premium or penalty, at any time and from time to time. Amounts prepaid may not be reborrowed. Mandatory prepayments of loans under the Treasury Loan are required, without premium or penalty, to the extent necessary to comply with the covenants discussed below, certain dispositions of the Collateral, certain debt issuances secured by liens on the Collateral and certain insurance payments related to the Collateral. In addition, if a “change of control” (as defined in the Treasury Loan) occurs with respect to Mesa Airlines, Mesa Airlines will be required to repay the loans outstanding under the Treasury Loan.
The Treasury Loan requires the Company, under certain circumstances, including within 10 business days prior to the last business day of March and September of each year beginning March 2021, to appraise the value of the Collateral and recalculate the collateral coverage ratio. If the calculated collateral coverage ratio is less than

1.55 to 1.0, Mesa Airlines will be required either to provide additional Collateral (which may include cash collateral) to secure its obligations under the Treasury Loan or repay the term loans under the Treasury Loan, in such amounts that the recalculated collateral coverage ratio, after giving effect to any such additional Collateral or repayment, is at least 1.55 to 1.0. On September 23, 2024, we entered into the CCR Modification Agreement to reduce our required minimum CCR to 1.44 to 1.0 through November 22, 2024, after which, the required minimum CCR will revert back to 1.55 to 1.0.
The Treasury Loan contains two financial covenants, a minimum collateral coverage ratio and a minimum liquidity level. The Treasury Loan also contains customary negative and affirmative covenants for credit facilities of this type, including, among others: (a) limitations on dividends and distributions; (b) limitations on the creation of certain liens; (c) restrictions on certain dispositions, investments and acquisitions; (d) limitations on transactions with affiliates; (e) restrictions on fundamental changes to the business, and (f) restrictions on lobbying activities. Additionally, the Company is required to comply with the relevant provisions of the CARES Act, including limits on employment level reductions after September 30, 2020, restrictions on dividends and stock buybacks, limitations on executive compensation, and requirements to maintain certain levels of scheduled service.
In connection with the Treasury Loan and as partial compensation to the U.S. Treasury for the provision of financial assistance under the Treasury Loan, the Company issued to the U.S. Treasury warrants to purchase an aggregate of 4,899,497 shares of the Company’s common stock at an exercise price of $3.98 per share, which was the closing price of the Common Stock on The Nasdaq Stock Market on April 9, 2020. The exercise price and number of shares of common stock issuable under the Warrants are subject to adjustment as a result of anti-dilution provisions contained in the Warrants for certain stock issuances, dividends, and other corporate actions. The warrants expire on the fifth anniversary of the date of issuance and are exercisable either through net share settlement or net cash settlement, at the Company’s option. For accounting purposes, the fair value for the Warrant was estimated using a Black-Scholes option pricing model and recorded in stockholders’ equity with an offsetting debt discount to the Treasury Loan in the consolidated balance sheet.
The Company incurred $3.1 million in debt issuance costs relating to the Treasury Loan. In accordance with the applicable guidance, Mesa allocated the debt issuance costs between the Treasury Loan and related warrants. At funding on October 30, 2020, the initial $43.0 million was recorded net of $0.7 million in capitalized debt issuance costs. At funding on November 13, 2020, the remaining $152.0 million was recorded net of $2.3 million in capitalized debt issuance costs. The remaining $0.1 million in debt issuance costs was allocated to the warrants as a reduction to the warrant value within additional paid-in capital. Debt issuance costs allocated to the debt are amortized into interest expense using the effective interest method over the term of the related loan.
As of September 30, 2024, Mesa has $113.7 million outstanding under the Treasury Loan. $25.4 million in principal payments were made during the year.